MAINSTAY GROUP OF FUNDS

MainStay MAP Fund

Supplement dated September 15, 2011 (“Supplement”) to the
Prospectus for MainStay MAP Fund,
dated February 28, 2011, as supplemented (“Prospectus”)

This Supplement updates certain information contained in the Prospectus for the MainStay MAP Fund (“Fund”).  You may obtain copies of the Fund’s Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the internet on the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

Changes to Portfolio Managers – Markston International LLC

Effective September 30, 2011, Michael Mullarkey will no longer be involved in the day-to-day management of the Fund as a portfolio manager and all references to Michael Mullarkey as a portfolio manager of the Fund are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay MAP Fund

Supplement dated September 15, 2011 (“Supplement”)
to the Statement of Additional Information dated
February 28, 2011, as amended June 20, 2011 (“SAI”)

This Supplement updates certain information contained in the SAI for the MainStay MAP Fund (“Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.  These documents are also available via the Fund’s website at mainstayinvestments.com.  Please review this important information carefully.

Changes to Portfolio Managers – Markston International LLC

Effective September 30, 2011, Michael Mullarkey will no longer be involved in the day-to-day management of the Fund as a portfolio manager and all references to Michael Mullarkey as a portfolio manager of the Fund are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE